Long-term investments - Summarized combined financial information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long Term Investment [Line Items]
Current assets	$ 4,785,819,348	$ 5,600,910,134
Current liabilities	4,777,783,176	4,536,333,378
Non-controlling interest	159,130,726	360,431,202
Gross revenue	1,536,017,781	1,745,763,191	$ 2,482,632,812
Gross profit	67,936,916	292,466,748	560,309,621
Net loss	(413,262,114)	$ (67,483,880)	$ 83,028,802
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Long Term Investment [Line Items]
Current assets	1,397,685,000
Non-current assets	273,409,000
Current liabilities	798,115,000
Non-current liabilities	520,324,000
Non-controlling interest	(3,962,000)
Gross revenue	218,446,000
Gross profit	52,767,000
Loss from continuing operations	(23,799,000)
Net loss	(42,547,000)
Net loss attributable to the Company	$ (23,346,000)